Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET SALES		$ 54,841,000	$ 63,591,000	$ 73,785,000
COST OF SALES		27,145,000	30,856,000	36,411,000
GROSS PROFIT		27,696,000	32,735,000	37,374,000
OPERATING EXPENSES
Research and development (a)	[1]	18,493,000	21,885,000	27,017,000
Selling, general and administrative (a)	[1]	23,632,000	24,721,000	30,898,000
Costs associated with exit activities (note 3)			3,027,000
Litigation income (note 18)			(75,000)
Total operating expenses		42,125,000	49,558,000	57,915,000
LOSS FROM OPERATIONS		(14,429,000)	(16,823,000)	(20,541,000)
NON-OPERATING INCOME
Interest income		681,000	1,035,000	1,303,000
Foreign exchange gain, net		730,000	589,000	491,000
Impairment loss on long-term investments (note 9)		(4,953,000)	(83,000)
Gain on sale of long-term investments (note 9)		8,000	436,000
Gain on sale of real estate (note 10)		767,000	458,000
Other, net		741,000	515,000	646,000
Total non-operating (loss) income		(2,026,000)	2,950,000	2,440,000
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAX		(16,455,000)	(13,873,000)	(18,101,000)
INCOME TAX EXPENSE (note 13)		4,640,000	1,184,000	992,000
NET LOSS FROM CONTINUING OPERATIONS		(21,095,000)	(15,057,000)	(19,093,000)
LOSS FROM DISCONTINUED OPERATIONS, NET OF TAX				(6,000)
NET LOSS		(21,095,000)	(15,057,000)	(19,099,000)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Foreign currency translation adjustments		(1,945,000)	(1,416,000)	11,000
Unrealized (loss) gain on available-for-sale securities (note 9)			(398,000)	342,000
Unrealized pension gain		1,000	70,000	294,000
Total other comprehensive (loss) income		(1,944,000)	(1,744,000)	647,000
COMPREHENSIVE LOSS		$ (23,039,000)	$ (16,801,000)	$ (18,452,000)
BASIC AND DILUTED LOSS PER SHARE (note 16)
Continuing operations (in Dollars per share)		$ (0.02)	$ (0.01)	$ (0.01)
Discontinued operations (in Dollars per share)		0	0	0
(in Dollars per share)		$ (0.02)	$ (0.01)	$ (0.01)
NUMBER OF SHARES USED IN LOSS PER SHARE CALCULATION:
Basic and Diluted (in thousands) (in Shares)		1,301,465	1,362,465	1,435,778
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	[1]	$ 322,000	$ 489,000	$ 700,000
Selling, general and administrative	[1]	$ 1,590,000	$ 1,631,000	$ 1,909,000

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE